Loans and Allowance for Credit Losses - CECL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Provision for (release of) credit losses	[1]	$ 1,025	$ 2,665	$ (900)
Liability for unfunded commitments		$ 22,044	23,744	$ 15,588	$ 16,903
Adoption of ASU 2016-13
Financing Receivable, Allowance for Credit Loss [Line Items]
Liability for unfunded commitments			$ 5,793

[1]	Prior to adoption of ASU No 2016-13 on January 1, 2023, credit losses were estimated using the incurred loss approach.